Item 1. Schedule of Investments


 T. Rowe Price Institutional Mid-Cap Equity Growth Fund
(Unaudited) September 30, 2004
PORTFOLIO OF INVESTMENTS (1)                           Shares       Value
 (Cost and value in $ 000s)

 COMMON STOCKS  97.8%
 CONSUMER DISCRETIONARY  14.3%
 Auto Components  0.6%
 Gentex                                                68,000        2,389

                                                                     2,389

 Hotels, Restaurants & Leisure  2.1%
 Fairmont Hotels                                       129,000       3,524

 PF Chang's China Bistro *                             32,000        1,552

 The Cheesecake Factory *                              56,000        2,430

                                                                     7,506

 Household Durables  0.7%
 Garmin                                                56,000        2,422

                                                                     2,422

 Leisure Equipment & Products  1.3%
 Brunswick                                             103,000       4,713

                                                                     4,713

 Media  4.4%
 Cablevision Systems, Class A *                        73,000        1,481

 Catalina Marketing                                    63,000        1,454

 Citadel Broadcasting *                                245,000       3,141

 Cox Radio, Class A *                                  84,000        1,253

 Entercom Communications *                             64,000        2,090

 Getty Images *                                        16,000        885

 Rogers Communications, Class B                        106,000       2,142

 Scholastic *                                          54,600        1,687

 XM Satellite Radio Holdings, Class A *                55,000        1,706

                                                                     15,839

 Multiline Retail  1.5%
 Dollar Tree Stores *                                  84,000        2,264

 Family Dollar Stores                                  116,000       3,143

                                                                     5,407

 Specialty Retail  3.7%
 Best Buy                                              58,000        3,146

 O'Reilly Automotive *                                 52,000        1,991

 PETsMART                                              116,000       3,293

 Ross Stores                                           97,000        2,274

 Williams-Sonoma *                                     71,000        2,666

                                                                     13,370

 Total Consumer Discretionary                                        51,646

 CONSUMER STAPLES  2.0%
 Beverages  0.8%
 Cott *                                                97,000        2,798

                                                                     2,798

 Food & Staples Retailing  1.2%
 Shoppers Drug Mart (CAD) *                            52,000        1,405

 Whole Foods Market                                    35,000        3,003

                                                                     4,408

 Total Consumer Staples                                              7,206

 ENERGY  9.6%
 Energy Equipment & Services  5.6%
 BJ Services                                           112,000       5,870

 Cooper Cameron *                                      52,000        2,852

 Diamond Offshore Drilling                             109,000       3,596

 FMC Technologies *                                    92,000        3,073

 Smith International *                                 80,000        4,858

                                                                     20,249

 Oil & Gas  4.0%
 EOG Resources                                         51,000        3,358

 Murphy Oil                                            58,000        5,033

 Western Gas Resources                                 81,000        2,316

 XTO Energy                                            109,000       3,540

                                                                     14,247

 Total Energy                                                        34,496

 FINANCIALS  8.5%
 Capital Markets  3.7%
 AmeriTrade *                                          214,000       2,570

 Eaton Vance                                           64,000        2,585

 Federated Investors, Class B                          48,000        1,365

 Investors Financial Services                          35,000        1,580

 Legg Mason                                            39,000        2,077

 Waddell & Reed Financial, Class A                     136,000       2,992

                                                                     13,169

 Commercial Banks  0.2%
 Silicon Valley Bancshares *                           19,000        706

                                                                     706

 Consumer Finance  0.7%
 Moneygram International                               139,000       2,374

                                                                     2,374

 Diversified Financial Services  1.3%
 CapitalSource *                                       100,000       2,234

 Principal Financial Group                             68,000        2,446

                                                                     4,680

 Insurance  2.1%
 Assurant                                              64,000        1,664

 Axis Capital Holdings                                 52,000        1,352

 Protective Life                                       52,000        2,044

 Willis Group Holdings                                 72,000        2,693

                                                                     7,753

 Thrifts & Mortgage Finance  0.5%
 Radian                                                42,000        1,942

                                                                     1,942

 Total Financials                                                    30,624

 HEALTH CARE  18.7%
 Biotechnology  6.4%
 Abgenix *                                             72,000        710

 Alkermes *                                            72,000        831

 Amylin Pharmaceuticals *                              45,000        923

 Celgene *                                             27,000        1,572

 Cephalon *                                            54,000        2,587

 Eyetech Pharmaceuticals *                             29,000        986

 Gen-Probe *                                           16,000        638

 Gilead Sciences *                                     106,000       3,962

 Human Genome Sciences *                               74,000        807

 ImClone Systems *                                     21,000        1,110

 MedImmune *                                           219,000       5,190

 Neurocrine Biosciences *                              40,000        1,886

 Protein Design Labs *                                 56,000        1,097

 Vertex Pharmaceuticals *                              71,000        746

                                                                     23,045

 Health Care Equipment & Supplies  2.6%
 Edwards Lifesciences *                                63,000        2,110

 Invitrogen *                                          31,000        1,705

 Kinetic Concepts *                                    68,000        3,573

 Waters Corporation *                                  45,000        1,985

                                                                     9,373

 Health Care Providers & Services  6.2%
 AmerisourceBergen                                     55,000        2,954

 Community Health System *                             54,500        1,454

 Coventry Health Care *                                32,000        1,708

 Davita *                                              31,000        966

 Health Management, Class A                            153,000       3,126

 Laboratory Corporation of America *                   87,000        3,803

 Manor Care                                            127,000       3,805

 Omnicare                                              161,000       4,566

                                                                     22,382

 Pharmaceuticals  3.5%
 Andrx *                                               75,600        1,690

 Barr Pharmaceuticals *                                81,000        3,356

 IVAX *                                                177,000       3,390

 Sepracor *                                            19,000        927

 Taro Pharmaceuticals *                                39,000        912

 Valeant Pharmaceuticals                               103,000       2,484

                                                                     12,759

 Total Health Care                                                   67,559

 INDUSTRIALS & BUSINESS SERVICES  13.8%
 Aerospace & Defense  2.5%
 Alliant Techsystems *                                 64,000        3,872

 Rockwell Collins                                      135,000       5,014

                                                                     8,886

 Air Freight & Logistics  1.1%
 C.H. Robinson Worldwide                               48,000        2,226

 Expeditors International of Washington                34,000        1,758

                                                                     3,984

 Airlines  1.2%
 JetBlue Airways *                                     82,000        1,715

 Southwest Airlines                                    180,000       2,452

                                                                     4,167

 Building Products  0.8%
 American Standard *                                   77,000        2,996

                                                                     2,996

 Commercial Services & Supplies  4.3%
 Apollo Group, Class A *                               19,000        1,394

 ChoicePoint *                                         132,000       5,630

 Education Management *                                74,000        1,971

 Manpower                                              87,000        3,871

 Robert Half International                             71,000        1,830

 Viad                                                  40,000        949

                                                                     15,645

 Industrial Conglomerates  1.1%
 Roper Industries                                      72,000        4,137

                                                                     4,137

 Machinery  2.6%
 Danaher                                               61,000        3,128

 ITT Industries                                        42,000        3,360

 Oshkosh Truck                                         52,000        2,967

                                                                     9,455

 Trading Companies & Distributors  0.2%
 MSC Industrial Direct, Class A                        18,000        613

                                                                     613

 Total Industrials & Business Services                               49,883

 INFORMATION TECHNOLOGY  24.9%
 Communications Equipment  2.4%
 Comverse Technology *                                 64,000        1,205

 Harris                                                87,000        4,780

 Juniper Networks *                                    81,000        1,912

 Research In Motion *                                  10,000        763

                                                                     8,660

 Computers & Peripherals  1.4%
 Diebold                                               55,000        2,569

 Lexmark International, Class A *                      8,000         672

 QLogic *                                              64,000        1,895

                                                                     5,136

 Electronic Equipment & Instruments  2.3%
 CDW                                                   45,000        2,611

 Flextronics *                                         91,000        1,206

 FLIR Systems *                                        41,000        2,399

 Jabil Circuit *                                       95,000        2,185

                                                                     8,401

 Internet Software & Services  1.8%
 CNET Networks *                                       93,000        851

 IAC/InterActiveCorp *                                 32,000        705

 Monster Worldwide *                                   81,000        1,996

 VeriSign *                                            153,000       3,041

                                                                     6,593

 IT Services  7.3%
 BearingPoint *                                        102,400       916

 CACI International, Class A *                         39,000        2,058

 Ceridian *                                            61,000        1,123

 Certegy                                               113,000       4,205

 Checkfree *                                           66,000        1,826

 DST Systems *                                         93,000        4,136

 Fiserv *                                              64,000        2,231

 Global Payments                                       48,000        2,570

 Hewitt Associates, Class A *                          84,700        2,241

 Iron Mountain *                                       106,000       3,588

 SunGard Data Systems *                                58,000        1,379

                                                                     26,273

 Semiconductor & Semiconductor Equipment  4.3%
 AMIS Holdings *                                       93,000        1,257

 Integrated Circuit Systems *                          81,000        1,742

 Intersil Holding, Class A                             154,000       2,453

 Microchip Technology                                  104,000       2,791

 Novellus Systems *                                    91,000        2,420

 PMC-Sierra *                                          108,000       951

 Semtech *                                             74,000        1,419

 Xilinx                                                91,000        2,457

                                                                     15,490

 Software  5.4%
 Adobe Systems                                         38,000        1,880

 Cadence Design Systems *                              161,000       2,099

 Citrix Systems *                                      38,000        666

 Cognos *                                              26,000        923

 Intuit *                                              39,000        1,771

 Jack Henry & Associates                               81,000        1,520

 McAfee *                                              209,000       4,201

 Mercury Interactive *                                 52,000        1,814

 Navteq *                                              77,000        2,744

 Red Hat *                                             81,000        991

 VERITAS Software *                                    52,000        926

                                                                     19,535

 Total Information Technology                                        90,088

 MATERIALS  3.1%
 Chemicals  1.4%
 Potash Corp./Saskatchewan                             81,000        5,198

                                                                     5,198

 Metals & Mining  1.7%
 Newmont Mining                                        64,000        2,914

 Nucor                                                 35,000        3,198

                                                                     6,112

 Total Materials                                                     11,310

 TELECOMMUNICATION SERVICES  2.9%
 Wireless Telecommunication Services  2.9%
 Crown Castle International *                          187,000       2,782

 Nextel Communications, Class A *                      56,000        1,335

 Nextel Partners, Class A *                            148,000       2,454

 Western Wireless, Class A *                           148,000       3,805

 Total Telecommunication Services                                    10,376

 Total Common Stocks (Cost  $256,629)                                353,188

 SHORT-TERM INVESTMENTS  2.2%
 Money Market Fund  2.2%
 T. Rowe Price Government Reserve Investment Fund,     7,892,119     7,892
1.62% #
 Total Short-Term Investments (Cost  $7,892)                         7,892

 Total Investments in Securities
 100.0% of Net Assets (Cost $264,521)                  $             361,080

 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 CAD  Canadian dollar

The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Institutional Mid-Cap Equity Growth Fund Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Mid-Cap Equity Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2004, the cost of investments for federal income tax purposes was $264,521,000. Net unrealized gain aggregated $96,559,000 at period-end, of which $105,726,000 related to appreciated investments and $9,167,000 related to depreciated investments.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




 T. Rowe Price Institutional Large-Cap Value Fund
 (Unaudited)                                            September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                           Shares       Value
 (Cost and value in $ 000s)

 COMMON STOCKS  98.6%
 CONSUMER DISCRETIONARY  12.6%
 Automobiles  0.6%
 Ford Motor                                            25,599        360

                                                                     360

 Hotels, Restaurants & Leisure  1.0%
 McDonald's                                            23,100        647

                                                                     647

 Household Durables  1.0%
 Newell Rubbermaid                                     30,300        607

                                                                     607

 Media  8.1%
 Comcast, Special Class A *                            34,800        972

 Disney                                                32,300        728

 Dow Jones                                             15,950        648

 Liberty Media, Series A *                             88,700        774

 Liberty Media International, Series A *               4,194         140

 New York Times, Class A                               13,500        528

 Time Warner *                                         67,550        1,090

 Viacom, Class B                                       7,400         248

                                                                     5,128

 Multiline Retail  0.6%
 May Department Stores                                 14,900        382

                                                                     382

 Specialty Retail  1.3%
 Home Depot                                            20,600        807

                                                                     807

 Total Consumer Discretionary                                        7,931

 CONSUMER STAPLES  4.6%
 Beverages  0.9%
 Coca-Cola                                             14,100        565

                                                                     565

 Food & Staples Retailing  0.5%
 CVS                                                   7,220         304

                                                                     304

 Food Products  1.9%
 Campbell Soup                                         21,650        569

 General Mills                                         13,800        620

                                                                     1,189

Tobacco  1.3%
 Altria Group                                          11,300        531

 UST                                                   7,000         282

                                                                     813

 Total Consumer Staples                                              2,871

 ENERGY  10.6%
 Energy Equipment & Services  1.6%
 Baker Hughes                                          24,000        1,050

                                                                     1,050

 Oil & Gas  9.0%
 Amerada Hess                                          8,500         757

 ChevronTexaco                                         31,900        1,711

 ExxonMobil                                            57,800        2,793

 Marathon Oil                                          9,500         392

                                                                     5,653

 Total Energy                                                        6,703

 FINANCIALS  29.6%
 Capital Markets  5.4%
 Charles Schwab                                        28,800        265

 Franklin Resources                                    13,400        747

 Mellon Financial                                      29,200        808

 Merrill Lynch                                         13,450        669

 Morgan Stanley                                        18,700        922

                                                                     3,411

 Commercial Banks  7.4%
 Bank of America                                       50,900        2,205

 Comerica                                              11,000        653

 SunTrust                                              7,000         493

 U.S. Bancorp                                          45,350        1,311

                                                                     4,662

 Consumer Finance  1.8%
 American Express                                      22,340        1,150

                                                                     1,150

 Diversified Financial Services  7.6%
 Citigroup                                             52,833        2,331

 J.P. Morgan Chase                                     62,586        2,486

                                                                     4,817

 Insurance  6.1%
 Chubb                                                 2,300         162

 Marsh & McLennan                                      20,700        947

 Prudential                                            16,750        788

 SAFECO                                                13,550        618

 St. Paul Companies                                    23,400        774

 UnumProvident                                         34,950        548

                                                                     3,837

 Thrifts & Mortgage Finance  1.3%
 Freddie Mac                                           12,400        809

                                                                     809

 Total Financials                                                    18,686

 HEALTH CARE  5.6%
 Pharmaceuticals  5.6%
 Bristol Myers Squibb                                  21,800        516

 Johnson & Johnson                                     12,900        727

 Merck                                                 33,700        1,112

 Schering-Plough                                       25,300        482

 Wyeth                                                 18,050        675

 Total Health Care                                                   3,512

 INDUSTRIALS & BUSINESS SERVICES  14.6%
 Aerospace & Defense  4.8%
 Honeywell International                               29,200        1,047

 Lockheed Martin                                       14,400        803

 Raytheon                                              17,550        667

 Rockwell Collins                                      13,700        509

                                                                     3,026

 Commercial Services & Supplies  1.2%
 Waste Management                                      28,600        782

                                                                     782

 Industrial Conglomerates  6.4%
 GE                                                    102,100       3,428

 Tyco International                                    18,650        572

                                                                     4,000

 Road & Rail  2.2%
 CSX                                                   19,900        661

 Union Pacific                                         12,700        744

                                                                     1,405

 Total Industrials & Business Services                               9,213

 INFORMATION TECHNOLOGY  5.0%
 Communications Equipment  0.9%
 Motorola                                              31,300        565

 Computers & Peripherals  1.5%
 Hewlett-Packard                                       49,034        919

                                                                     919

 Semiconductor & Semiconductor Equipment  0.9%
 Texas Instruments                                     26,900        572

                                                                     572

 Software  1.7%
 Microsoft                                             38,800        1,073

                                                                     1,073

 Total Information Technology                                        3,129

 MATERIALS  5.4%
 Chemicals  2.9%
 Dow Chemical                                          11,150        504

 DuPont                                                17,140        734

 Hercules *                                            40,450        576

                                                                     1,814

 Metals & Mining  1.2%
 Nucor                                                 8,400         768

                                                                     768

 Paper & Forest Products  1.3%
 International Paper                                   20,500        828

                                                                     828

 Total Materials                                                     3,410

 TELECOMMUNICATION SERVICES  5.8%
 Diversified Telecommunication Services  5.8%
 Alltel                                                11,600        637

 AT&T                                                  20,880        299

 Qwest Communications International *                  157,100       523

 Sprint                                                34,250        689

 Verizon Communications                                37,900        1,493

 Total Telecommunication Services                                    3,641

 UTILITIES  4.8%
 Electric Utilities  1.9%
 FirstEnergy                                           19,600        805

 TXU                                                   7,700         369

                                                                     1,174

 Gas Utilities  1.4%
 NiSource                                              43,400        912

                                                                     912

 Multi-Utilities & Unregulated Power  1.5%
 Duke Energy                                           42,250        967

                                                                     967

 Total Utilities                                                     3,053

 Total Common Stocks (Cost  $57,487)                                 62,149

 SHORT-TERM INVESTMENTS  1.2%
 Money Market Fund  1.2%
 T. Rowe Price Reserve Investment Fund, 1.68% #        760,781       761

 Total Short-Term Investments (Cost  $761)                           761

 Total Investments in Securities
 99.8% of Net Assets (Cost $58,248)                    $             62,910


 (1) Denominated in U.S. dollars unless otherwise noted
 #   Seven-day yield
 *   Non-income producing

The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Institutional Large-Cap Value Fund
Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Large-Cap Value Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2004, the cost of investments for federal income tax purposes was $58,248,000. Net unrealized gain aggregated $4,662,000 at period-end, of which $6,041,000 related to appreciated investments and $1,379,000 related to depreciated investments.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




 T. Rowe Price Institutional Small-Cap Stock Fund
 (Unaudited)                                            September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                           Shares       Value
 (Cost and value in $ 000s)


 COMMON STOCKS  97.4%
 CONSUMER DISCRETIONARY  11.3%
 Auto Components  0.5%
 Keystone Automotive *                                 52,900        1,164

 Strattec Security *                                   17,500        1,089

                                                                     2,253

 Automobiles  0.1%
 Winnebago                                             7,600         263

                                                                     263

 Hotels, Restaurants & Leisure  3.2%
 Applebee's                                            63,137        1,596

 BJ's Restaurants *                                    29,100        462

 CEC Entertainment *                                   38,200        1,404

 PF Chang's China Bistro *                             28,800        1,396

 Red Robin Gourmet Burgers *                           26,400        1,153

 Ruby Tuesday                                          68,400        1,906

 Sonic *                                               112,200       2,876

 The Cheesecake Factory *                              74,700        3,242

                                                                     14,035

 Household Durables  0.8%
 Harman International                                  5,200         560

 Jarden Corporation *                                  83,350        3,042

                                                                     3,602

 Internet & Catalog Retail  0.3%
 J. Jill Group *                                       15,700        312

 priceline.com *                                       42,000        931

                                                                     1,243

 Leisure Equipment & Products  2.2%
 Brunswick                                             104,000       4,759

 MarineMax *                                           58,400        1,315

 Polaris Industries                                    33,800        1,887

 SCP Pool                                              66,712        1,784

                                                                     9,745

 Media  1.6%
 Emmis Communications, Class A *                       56,600        1,022

 Entercom Communications *                             37,300        1,218

 Getty Images *                                        15,900        880

 Scholastic *                                          122,600       3,787

 Young Broadcasting, Class A *                         37,500        408

                                                                     7,315

 Multiline Retail  0.3%
 Big Lots *                                            52,300        640

 Neiman Marcus, Class A                                13,000        747

                                                                     1,387

 Specialty Retail  2.2%
 AC Moore Arts & Crafts *                              20,500        507

 AnnTaylor Stores *                                    164,450       3,848

 Christopher & Banks                                   80,475        1,288

 Hot Topic *                                           56,400        961

 Linens 'n Things *                                    59,100        1,369

 Monro Muffler Brake *                                 57,100        1,248

 The Finish Line, Class A                              20,200        625

 Ultimate Electronics *                                32,900        100

                                                                     9,946

 Textiles, Apparel, & Luxury Goods  0.1%
 Culp *                                                19,800        146

 Unifi *                                               61,600        140

                                                                     286

 Total Consumer Discretionary                                        50,075

 CONSUMER STAPLES  1.9%
 Food & Staples Retailing  1.5%
 Casey's General Stores                                195,200       3,629

 Performance Food Group *                              104,900       2,486

 Wild Oats Markets *                                   77,400        668

                                                                     6,783

 Food Products  0.2%
 American Italian Pasta, Class A                       23,300        609

 Seneca Foods
 Class A *                                             19,200        351

 Class B *                                             7,300         133

                                                                     1,093

 Personal Products  0.2%
 Chattem *                                             23,600        761

                                                                     761

 Total Consumer Staples                                              8,637

 ENERGY  8.6%
 Energy Equipment & Services  6.6%
 Atwood Oceanics *                                     49,900        2,372

 Cooper Cameron *                                      3,500         192

 FMC Technologies *                                    139,600       4,663

 Grant Prideco *                                       275,300       5,641

 Hanover Compressor *                                  124,500       1,674

 Hydril *                                              34,500        1,482

 Key Energy Services *                                 59,500        657

 Lone Star Technologies *                              33,300        1,259

 National Oilwell *                                    191,500       6,293

 Seacor Smit *                                         71,700        3,352

 Smith International *                                 11,000        668

 W-H Energy Services *                                 41,300        857

                                                                     29,110

 Oil & Gas  2.0%
 Forest Oil *                                          126,800       3,819

 Noble Energy                                          68,500        3,989

 Ultra Petroleum *                                     22,400        1,099

                                                                     8,907

 Total Energy                                                        38,017

 FINANCIALS  17.9%
 Capital Markets  2.1%
 Affiliated Managers Group *                           38,100        2,040

 Investor's Financial Services                         59,900        2,703

 National Financial Partners                           29,700        1,063

 Piper Jaffray Cos *                                   88,200        3,492

                                                                     9,298

 Commercial Banks  6.2%
 Boston Private Financial                              49,800        1,243

 Chittenden                                            160,250       4,367

 Citizens Banking                                      127,500       4,153

 Glacier Bancorp                                       44,118        1,287

 Pinnacle Financial Partners *                         2,900         62

 Provident Bankshares                                  81,100        2,721

 Sandy Spring Bancorp                                  42,000        1,373

 Signature Bank *                                      8,200         219

 Southwest Bancorp of Texas                            170,008       3,424

 Texas Capital Bancshares *                            48,600        882

 Valley National Bancorp                               123,154       3,145

 WestAmerica                                           85,200        4,677

                                                                     27,553

 Diversified Financial Services  0.6%
 Assured Guaranty                                      158,100       2,634

                                                                     2,634

 Insurance  5.6%
 Aspen Insurance Holdings                              68,700        1,581

 Bristol West Holdings                                 69,000        1,183

 Brown & Brown                                         24,300        1,110

 Harleysville Group                                    26,000        537

 Horace Mann Educators                                 136,700       2,403

 Infinity Property & Casualty                          78,700        2,324

 Markel *                                              9,500         2,930

 Ohio Casualty *                                       207,100       4,334

 PartnerRe                                             55,800        3,052

 Selective Insurance                                   58,300        2,169

 Triad Guaranty *                                      24,700        1,370

 W. R. Berkley                                         48,450        2,043

                                                                     25,036

 Real Estate  3.4%
 Arden Realty, REIT                                    62,900        2,049

 EastGroup Properties, REIT                            75,600        2,510

 Essex Property Trust, REIT                            8,600         618

 Gables Residential Trust, REIT                        67,500        2,305

 LaSalle Hotel Properties, REIT                        40,900        1,129

 Manufactured Home Communities, REIT                   28,100        934

 Parkway Properties, REIT                              49,600        2,304

 Reckson Associates Realty, REIT                       24,884        715

 Washington Real Estate, REIT                          82,700        2,506

                                                                     15,070

 Thrifts & Mortgage Finance  0.0%
 Frankfort First                                       6,000         144

                                                                     144

 Total Financials                                                    79,735

 HEALTH CARE  12.1%
 Biotechnology  3.3%
 Abgenix *                                             14,700        145

 Alexion Pharmaceutical *                              26,400        475

 Alkermes *                                            82,300        950

 Amylin Pharmaceuticals *                              41,600        854

 Anadys Pharmaceuticals *                              44,600        236

 Cephalon *                                            31,676        1,517

 Cubist Pharmaceuticals *                              80,400        794

 CV Therapeutics *                                     11,000        138

 Cytogen *                                             30,900        326

 Cytokinetics *                                        5,300         71

 deCODE GENETICS *                                     45,700        344

 Dynavax Technologies *                                33,000        180

 Exelixis *                                            78,900        636

 Memory Pharmaceuticals *                              28,600        219

 Myriad Genetics *                                     85,200        1,457

 Neurocrine Biosciences *                              37,300        1,759

 NPS Pharmaceuticals *                                 22,500        490

 ONYX Pharmaceuticals *                                37,900        1,630

 OSI Pharmaceuticals *                                 5,400         332

 Rigel Pharmaceuticals *                               21,600        546

 Trimeris *                                            29,900        450

 Vertex Pharmaceuticals *                              114,162       1,199

                                                                     14,748

 Health Care Equipment & Supplies  3.6%
 Advanced Neuromodulation Systems *                    47,900        1,454

 Analogic                                              35,400        1,476

 DJ Orthopedics *                                      53,600        946

 Edwards Lifesciences *                                51,400        1,722

 EPIX Medical *                                        19,500        376

 Integra LifeServices Holdings *                       60,000        1,927

 Matthews International, Class A                       105,200       3,564

 NuVasive *                                            13,700        145

 ResMed *                                              29,100        1,385

 Steris *                                              82,800        1,817

 Thoratec *                                            46,100        443

 Wilson Greatbatch Technologies *                      41,200        737

                                                                     15,992

 Health Care Providers & Services  3.6%
 Accredo Health *                                      48,900        1,153

 Henry Schein *                                        64,200        4,000

 LabOne *                                              27,600        807

 Lifeline Systems *                                    61,600        1,504

 LifePoint Hospitals *                                 9,600         288

 Sunrise Senior Living *                               103,300       3,628

 Symbion *                                             33,000        532

 United Surgical Partners International *              81,200        2,789

 WellChoice *                                          37,300        1,392

                                                                     16,093

 Pharmaceuticals  1.6%
 Able Laboratories *                                   16,900        324

 Atherogenics *                                        54,800        1,806

 Eon Labs *                                            33,000        716

 Inspire Pharmaceuticals *                             87,100        1,370

 Medicines Company *                                   30,700        741

 Nektar Therapeutics *                                 17,600        255

 Noven Pharmaceuticals *                               79,300        1,652

                                                                     6,864

 Total Health Care                                                   53,697

 INDUSTRIALS & BUSINESS SERVICES  16.8%
 Aerospace & Defense  1.5%
 Armor Holdings *                                      119,800       4,985

 Mercury Computer Systems *                            60,700        1,634

 MTC Technologies *                                    1,800         50

                                                                     6,669

 Air Freight & Logistics  2.4%
 EGL *                                                 117,300       3,550

 Expeditors International of Washington                7,300         377

 Pacer International *                                 74,500        1,222

 Ryder System                                          31,500        1,482

 UTi Worldwide                                         67,100        3,946

                                                                     10,577

 Airlines  0.1%
 Frontier Airlines *                                   64,600        496

 Midwest Express Holdings *                            55,300        163

                                                                     659

 Building Products  0.4%
 Quixote                                               8,100         156

 Trex *                                                34,200        1,515

                                                                     1,671

 Commercial Services & Supplies  5.7%
 Central Parking                                       138,300       1,828

 Consolidated Graphics *                               84,900        3,557

 Education Management *                                15,500        413

 Electro Rent                                          56,300        621

 First Advantage, Class A *                            19,900        320

 G & K Services, Class A                               70,400        2,798

 Herman Miller                                         116,700       2,877

 Intersections *                                       6,600         97

 Ionics *                                              99,900        2,697

 KForce.com *                                          120,200       1,007

 Layne Christensen *                                   29,200        440

 LECG *                                                80,200        1,356

 Resources Connection *                                87,500        3,306

 SOURCECORP *                                          54,400        1,204

 Tetra Tech *                                          135,325       1,715

 West Corporation *                                    34,900        1,017

                                                                     25,253

 Construction & Engineering  0.2%
 Insituform Technologies, Class A *                    59,100        1,103

                                                                     1,103

 Electrical Equipment  1.2%
 A.O. Smith                                            148,700       3,621

 American Superconductor *                             18,100        224

 Artesyn Technologies *                                108,700       1,085

 Woodward Governor                                     8,800         594

                                                                     5,524

 Machinery  4.0%
 Actuant, Class A *                                    78,160        3,221

 Cascade                                               16,200        450

 Graco                                                 81,400        2,727

 Harsco                                                92,500        4,153

 IDEX                                                  37,100        1,260

 Lindsay Manufacturing                                 101,900       2,734

 Reliance Steel & Aluminum                             14,400        571

 Toro                                                  35,900        2,452

                                                                     17,568

 Road & Rail  1.3%
 Genesee & Wyoming, Class A *                          9,100         231

 Heartland Express                                     38,634        713

 Knight Transportation *                               186,100       3,986

 Overnite                                              30,200        949

                                                                     5,879

 Total Industrials & Business Services                               74,903

 INFORMATION TECHNOLOGY  20.6%
 Communications Equipment  1.9%
 Belden CDT                                            152,700       3,329

 Black Box                                             52,200        1,929

 F5 Networks *                                         21,800        664

 Ixia *                                                19,200        187

 Packeteer *                                           45,100        487

 Riverstone Networks *                                 170,000       143

 Sirf Technology *                                     68,100        969

 Tekelec *                                             40,400        674

                                                                     8,382

 Computers & Peripherals  0.8%
 Applied Films *                                       5,800         104

 Emulex *                                              101,100       1,165

 Gateway *                                             229,400       1,135

 Synaptics *                                           54,400        1,097

                                                                     3,501

 Electronic Equipment & Instruments  2.5%
 Cogent *                                              17,000        310

 Digital Theater Systems *                             35,200        643

 Global Imaging Systems *                              43,400        1,349

 KEMET *                                               162,100       1,311

 Littelfuse *                                          50,100        1,730

 Methode Electronics                                   103,700       1,326

 Newport *                                             65,700        754

 Plexus *                                              161,600       1,784

 Technitrol *                                          33,400        651

 Woodhead Industries                                   109,200       1,507

                                                                     11,365

 Internet Software & Services  0.7%
 Digital Insight *                                     78,300        1,067

 MatrixOne *                                           150,400       761

 Netegrity *                                           84,600        635

 Sonicwall *                                           12,800        87

 Websense *                                            7,700         321

 Websidestory *                                        12,000        111

                                                                     2,982

 IT Services  4.2%
 BISYS Group *                                         95,300        1,392

 CACI International, Class A *                         61,300        3,235

 Global Payments                                       73,400        3,931

 Iron Mountain *                                       144,225       4,882

 Maximus *                                             88,800        2,558

 MPS Group *                                           225,400       1,896

 RightNow Technologies *                               58,700        736

                                                                     18,630

 Semiconductor & Semiconductor Equipment  4.0%
 AMIS Holdings *                                       48,400        654

 Artisan Components *                                  25,000        728

 Atheros Communications *                              13,800        141

 ATMI *                                                69,600        1,425

 Cabot Microelectronics *                              46,400        1,682

 Entegris *                                            125,600       1,048

 Exar *                                                104,400       1,478

 Lattice Semiconductor *                               155,200       762

 Microsemi *                                           82,000        1,156

 MKS Instruments *                                     123,300       1,889

 Mykrolis *                                            136,400       1,374

 PDF Solutions *                                       73,100        888

 Power Integrations *                                  12,000        245

 Semtech *                                             150,200       2,879

 Sigmatel *                                            20,400        433

 Tessera Technologies *                                49,000        1,083

                                                                     17,865

 Software  6.5%
 Actuate *                                             59,200        209

 Altiris *                                             45,600        1,443

 Blackbaud *                                           9,600         94

 Catapult Communications *                             26,000        490

 Concord Communications *                              36,500        326

 FactSet Research Systems                              72,900        3,514

 FileNet *                                             120,700       2,107

 Internet Security Systems *                           76,900        1,307

 Jack Henry & Associates                               199,300       3,741

 Kronos *                                              108,000       4,783

 Magma Design Automation *                             37,200        561

 Mercury Interactive *                                 23,800        830

 Motive *                                              53,600        602

 NetIQ *                                               115,608       1,237

 Open Solutions *                                      25,600        639

 Progress Software *                                   77,900        1,550

 Quest Software *                                      88,300        982

 Red Hat *                                             75,100        919

 RSA Security *                                        84,800        1,637

 SPSS *                                                49,100        655

 Verisity *                                            24,600        171

 Verity *                                              85,100        1,096

                                                                     28,893

 Total Information Technology                                        91,618

 MATERIALS  6.9%
 Chemicals  4.7%
 Airgas                                                229,300       5,519

 Arch Chemicals                                        95,600        2,730

 Ferro                                                 131,800       2,875

 IMC Global *                                          185,400       3,224

 MacDermid                                             16,400        475

 Material Sciences *                                   62,000        836

 Minerals Technologies                                 75,600        4,450

 Symyx Technologies *                                  36,600        862

                                                                     20,971

 Containers & Packaging  0.4%
 Chesapeake Corp.                                      51,600        1,239

 Smurfit-Stone Container *                             19,600        380

                                                                     1,619

 Metals & Mining  1.4%
 Gibraltar Steel                                       22,700        821

 Lihir Gold (AUD) *                                    1,041,200     807

 Meridian Gold *                                       135,600       2,267

 NN                                                    19,800        227

 Steel Dynamics                                        56,200        2,170

                                                                     6,292

 Paper & Forest Products  0.4%
 Buckeye Technologies *                                151,600       1,690

                                                                     1,690

 Total Materials                                                     30,572

 TELECOMMUNICATION SERVICES  0.8%
 Wireless Telecommunication Services  0.8%
 Spectrasite *                                         67,000        3,115

 Western Wireless, Class A *                           25,000        643

 Total Telecommunication Services                                    3,758

 UTILITIES  0.5%
 Electric Utilities  0.5%
 Cleco                                                 65,300        1,126

 El Paso Electric *                                    63,300        1,017

 Total Utilities                                                     2,143

 Total Common Stocks (Cost  $349,843)                                433,155

 SHORT-TERM INVESTMENTS  2.6%
 Money Market Fund  2.6%
 T. Rowe Price Reserve Investment Fund, 1.68% #        11,677,010    11,677

 Total Short-Term Investments (Cost  $11,677)                        11,677

 Total Investments in Securities
 100.0% of Net Assets (Cost $361,520)                  $             444,832


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 AUD  Australian dollar
 REIT Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Institutional Small-Cap Stock Fund Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Small-Cap Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2004, the cost of investments for federal income tax purposes was $361,520,000. Net unrealized gain aggregated $83,312,000 at period-end, of which $114,093,000 related to appreciated investments and $30,781,000 related to depreciated investments.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




 T. Rowe Price Institutional Large-Cap Growth Fund
 (Unaudited)                                           September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                          Shares       Value
 (Cost and value in $ 000s)

 COMMON STOCKS  99.0%
 CONSUMER DISCRETIONARY  15.9%
 Automobiles  1.0%
 Harley-Davidson                                       6,300         374

                                                                     374

 Hotels, Restaurants & Leisure  4.0%
 Carnival                                              11,900        563

 International Game Technology                         27,500        988

                                                                     1,551

 Internet & Catalog Retail  1.8%
 eBay *                                                7,800         717

                                                                     717

 Media  4.6%
 EchoStar Communications, Class A *                    24,500        762

 Fox Entertainment Group, Class A *                    17,900        497

 Scripps, Class A                                      11,100        530

                                                                     1,789

 Multiline Retail  1.5%
 Target                                                12,700        575

                                                                     575

 Specialty Retail  3.0%
 Best Buy                                              9,600         521

 Home Depot                                            15,900        623

                                                                     1,144

 Total Consumer Discretionary                                        6,150

 CONSUMER STAPLES  4.8%
 Food & Staples Retailing  4.8%
 Sysco                                                 19,700        589

 Wal-Mart                                              14,600        777

 Walgreen                                              13,800        495

 Total Consumer Staples                                              1,861

 ENERGY  3.3%
 Energy Equipment & Services  3.3%
 Schlumberger                                          5,800         390

 Transocean *                                          25,200        902

 Total Energy                                                        1,292

 FINANCIALS  14.4%
 Capital Markets  6.1%
 AmeriTrade *                                          57,900        695

 Franklin Resources                                    5,300         295

 Morgan Stanley                                        9,200         454

 State Street                                          21,700        927

                                                                     2,371

 Consumer Finance  3.0%
 American Express                                      11,400        587

 SLM Corporation                                       12,800        571

                                                                     1,158

 Diversified Financial Services  3.2%
 Citigroup                                             28,000        1,235

                                                                     1,235

 Insurance  2.1%
 American International Group                          11,900        809

                                                                     809

 Total Financials                                                    5,573

 HEALTH CARE  16.7%
 Biotechnology  5.0%
 Amgen *                                               11,100        629

 Biogen Idec *                                         6,800         416

 Gilead Sciences *                                     23,500        879

                                                                     1,924

 Health Care Equipment & Supplies  2.5%
 Boston Scientific *                                   12,200        485

 Medtronic                                             9,600         498

                                                                     983

 Health Care Providers & Services  5.6%
 Anthem *                                              10,700        933

 UnitedHealth Group                                    17,100        1,261

                                                                     2,194

 Pharmaceuticals  3.6%
 Forest Laboratories *                                 16,700        751

 Pfizer                                                20,800        637

                                                                     1,388

 Total Health Care                                                   6,489

 INDUSTRIALS & BUSINESS SERVICES  11.3%
 Air Freight & Logistics  1.8%
 UPS, Class B                                          9,200         698

                                                                     698

 Airlines  0.7%
 Southwest Airlines                                    18,400        251

                                                                     251

 Commercial Services & Supplies  2.7%
 Apollo Group, Class A *                               8,400         616

 ChoicePoint *                                         10,200        435

                                                                     1,051

 Industrial Conglomerates  4.3%
 GE                                                    50,000        1,679

                                                                     1,679

 Machinery  1.8%
 Danaher                                               13,800        708

                                                                     708

 Total Industrials & Business Services                               4,387

 INFORMATION TECHNOLOGY  30.4%
 Communications Equipment  4.9%
 Cisco Systems *                                       38,300        693

 Corning *                                             40,600        450

 Juniper Networks *                                    31,900        753

                                                                     1,896

 Computers & Peripherals  3.3%
 Dell *                                                30,400        1,082

 QLogic *                                              6,700         198

                                                                     1,280

 Internet Software & Services  3.9%
 Google, Class A *                                     2,500         324

 IAC/InterActiveCorp *                                 27,800        612

 Yahoo! *                                              17,600        597

                                                                     1,533

 IT Services  3.2%
 Accenture, Class A *                                  25,800        698

 Affiliated Computer Services, Class A *               9,700         540

                                                                     1,238

 Semiconductor & Semiconductor Equipment  6.9%
 Analog Devices                                        12,200        473

 Applied Materials *                                   18,700        308

 Intel                                                 39,400        791

 Maxim Integrated Products                             9,600         406

 Xilinx                                                25,700        694

                                                                     2,672

 Software  8.2%
 Mercury Interactive *                                 11,800        412

 Microsoft                                             61,300        1,695

 Oracle *                                              41,800        471

 Red Hat *                                             29,100        356

 VERITAS Software *                                    13,400        239

                                                                     3,173

 Total Information Technology                                        11,792

 TELECOMMUNICATION SERVICES  2.2%
 Wireless Telecommunication Services  2.2%
 Nextel Communications, Class A *                      35,200        839

 Total Telecommunication Services                                    839

 Total Common Stocks (Cost  $36,042)                                 38,383

 SHORT-TERM INVESTMENTS  1.0%
 Money Market Fund  1.0%
 T. Rowe Price Reserve Investment Fund, 1.68% #        365,548       366

 Total Short-Term Investments (Cost  $366)                           366

 Total Investments in Securities
 100.0% of Net Assets (Cost $36,408)                   $             38,749

 (1) Denominated in U.S. dollars unless otherwise noted
 #   Seven-day yield
 *   Non-income producing

The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Institutional Large-Cap Growth Fund
Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Large-Cap Growth Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital appreciation through investments in common stocks of growth companies.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2004, the cost of investments for federal income tax purposes was $36,408,000. Net unrealized gain aggregated $2,341,000 at period-end, of which $3,791,000 related to appreciated investments and $1,450,000 related to depreciated investments.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




T. Rowe Price Institutional Large-Cap Core Growth Fund
(Unaudited) September 30, 2004
PORTFOLIO OF INVESTMENTS (1)                            Shares       Value
(Cost and value in $ 000s)


 COMMON STOCKS  99.0%
 CONSUMER DISCRETIONARY  14.4%
 Automobiles  1.2%
 Harley-Davidson                                       6,100         363

                                                                     363

 Hotels, Restaurants & Leisure  2.2%
 Carnival                                              6,850         324

 International Game Technology                         9,400         338

                                                                     662

 Internet & Catalog Retail  1.0%
 eBay *                                                3,200         294

                                                                     294

 Media  5.2%
 Clear Channel Communications                          8,700         271

 Comcast, Special Class A *                            10,300        288

 Omnicom                                               1,400         102

 Scripps, Class A                                      4,200         201

 Time Warner *                                         15,000        242

 Viacom, Class B                                       12,900        433

                                                                     1,537

 Multiline Retail  2.3%
 Family Dollar Stores                                  3,600         97

 Kohl's *                                              2,300         111

 Target                                                10,100        457

                                                                     665

 Specialty Retail  2.5%
 Best Buy                                              4,250         230

 Home Depot                                            12,900        506

                                                                     736

 Total Consumer Discretionary                                        4,257

 CONSUMER STAPLES  6.0%
 Beverages  1.9%
 Coca-Cola                                             6,450         258

 PepsiCo                                               6,050         295

                                                                     553

 Food & Staples Retailing  1.8%
 Wal-Mart                                              8,240         438


 Walgreen                                              2,400         86

                                                                     524

 Household Products  1.2%
 Procter & Gamble                                      6,400         346

                                                                     346

 Personal Products  0.4%
 Gillette                                              3,000         125


                                                                     125

 Tobacco  0.7%
 Altria Group                                          4,500         212


                                                                     212

 Total Consumer Staples                                              1,760

 ENERGY  5.3%
 Energy Equipment & Services  3.8%
 Baker Hughes                                          8,900         389

 BJ Services                                           1,800         94


 Schlumberger                                          6,450         434


 Smith International *                                 3,400         207

                                                                     1,124

 Oil & Gas  1.5%
 ExxonMobil                                            8,900         430

                                                                     430

 Total Energy                                                        1,554

 FINANCIALS  23.0%
 Capital Markets  7.4%
 Bank of New York                                      4,000         117

 Charles Schwab                                        4,300         39

 Franklin Resources                                    4,150         231

 Goldman Sachs                                         2,950         275

 Legg Mason                                            3,750         200

 Mellon Financial                                      11,100        307

 Merrill Lynch                                         4,700         234

 Morgan Stanley                                        4,900         242

 Northern Trust                                        2,600         106

 State Street                                          10,200        436

                                                                     2,187

 Commercial Banks  2.9%
 Bank of America                                       8,000         347

 U.S. Bancorp                                          6,900         199

 Wells Fargo                                           5,300         316

                                                                     862

 Consumer Finance  2.1%
 American Express                                      6,950         357

 SLM Corporation                                       5,800         259

                                                                     616

 Diversified Financial Services  3.6%
 Citigroup                                             24,300        1,072

                                                                     1,072

 Insurance  4.6%
 American International Group                          9,950         676

 Hartford Financial Services                           3,600         223

 Marsh & McLennan                                      6,450         295

 St. Paul Companies                                    4,644         154

                                                                     1,348

 Thrifts & Mortgage Finance  2.4%
 Fannie Mae                                            3,500         222

 Freddie Mac                                           7,400         483

                                                                     705

 Total Financials                                                    6,790

 HEALTH CARE  17.8%
 Biotechnology  2.1%
 Amgen *                                               5,830         331

 Biogen Idec *                                         1,600         98

 Genentech *                                           2,600         136

 MedImmune *                                           1,900         45

                                                                     610

 Health Care Equipment & Supplies  3.0%
 Biomet                                                3,500         164

 Boston Scientific *                                   4,600         183

 Medtronic                                             7,500         389

 St. Jude Medical *                                    1,200         90

 Stryker                                               1,300         63

                                                                     889

 Health Care Providers & Services  4.7%
 UnitedHealth Group                                    12,700        936

 WellPoint Health Networks *                           4,300         452

                                                                     1,388

 Pharmaceuticals  8.0%
 Abbott Laboratories                                   5,400         229

 Eli Lilly                                             3,400         204

 Forest Laboratories *                                 5,150         232

 Johnson & Johnson                                     8,850         498

 Pfizer                                                29,000        887

 Wyeth                                                 8,450         316

                                                                     2,366

 Total Health Care                                                   5,253

 INDUSTRIALS & BUSINESS SERVICES  11.4%
 Aerospace & Defense  1.4%
 General Dynamics                                      1,200         122

 Honeywell International                               4,600         165

 Lockheed Martin                                       2,400         134

                                                                     421

 Air Freight & Logistics  1.2%
 UPS, Class B                                          4,750         361

                                                                     361

 Commercial Services & Supplies  1.2%
 Apollo Group, Class A *                               2,900         213

 Waste Management                                      5,400         147

                                                                     360

 Industrial Conglomerates  5.3%
 3M                                                    2,040         163

 GE                                                    24,500        823

 Tyco International                                    18,800        576

                                                                     1,562

 Machinery  2.3%
 Danaher                                               12,940        664

                                                                     664

 Total Industrials & Business Services                               3,368

 INFORMATION TECHNOLOGY  19.1%
 Communications Equipment  2.7%
 Cisco Systems *                                       26,100        473

 Juniper Networks *                                    2,800         66

 QUALCOMM                                              7,000         273

                                                                     812

 Computers & Peripherals  3.1%
 Dell *                                                16,600        591

 IBM                                                   1,600         137

 Lexmark International *                               2,400         202

                                                                     930

 Internet Software & Services  0.4%
 IAC/InterActiveCorp *                                 5,900         130

                                                                     130

 IT Services  1.9%
 First Data                                            8,100         352

 Fiserv *                                              3,800         133

 Paychex                                               2,300         69

                                                                     554

 Semiconductor & Semiconductor Equipment  4.7%
 Analog Devices                                        6,450         250

 Applied Materials *                                   6,100         101

 Intel                                                 14,800        297

 Maxim Integrated Products                             9,600         406

 Texas Instruments                                     7,700         164

 Xilinx                                                5,900         159

                                                                     1,377

 Software  6.3%
 Adobe Systems                                         5,900         292

 Intuit *                                              5,500         250

 Microsoft                                             37,400        1,034

 Symantec *                                            3,800         208

 VERITAS Software *                                    3,600         64

                                                                     1,848

 Total Information Technology                                        5,651

 TELECOMMUNICATION SERVICES  2.0%
 Wireless Telecommunication Services  2.0%
 Nextel Communications, Class A *                      7,800         186

 Vodafone ADR                                          16,500        398

 Total Telecommunication Services                                    584

 Total Common Stocks (Cost  $28,665)                                 29,217

 SHORT-TERM INVESTMENTS  1.0%
 Money Market Fund  1.0%
 T. Rowe Price Reserve Investment Fund, 1.68% #        285,763       286

 Total Short-Term Investments (Cost  $286)                           286

 Total Investments in Securities
 100.0% of Net Assets (Cost $28,951)                   $             29,503

 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 ADR  American Depository Receipts

The accompanying notes are an integral part of this Portfolio of Investments.


 T. Rowe Price Institutional Large-Cap Core Growth Fund Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Large-Cap Core Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth through investments in the common stocks of large-cap growth companies.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2004, the cost of investments for federal income tax purposes was $28,951,000. Net unrealized gain aggregated $552,000 at period-end, of which $2,334,000 related to appreciated investments and $1,782,000 related to depreciated investments.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                 SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Equity Funds, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     November 19, 2004